Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair values	₺ 950,862	₺ 382,054
Level 2 [member] | Currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair values	₺ (4,675)	611
Valuation Techniques	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
Level 2 [member] | Currency Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair values	₺ (2,246)	(1,286)
Valuation Techniques	Forward exchange rates at the balance sheet date
Level 3 [member] | Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair values	₺ 950,862	₺ 382,054
Valuation Techniques	Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates